Operating income - Breakdown of operating income by segment (Details) - ARS ($) $ in Millions	3 Months Ended												12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Services revenues and other income
Third party revenues													$ 57,104	$ 45,437
Third party operating expenses													(39,279)	(32,711)
Subtotal income for services revenues and other													17,825	12,726	$ 9,445
Equipments revenues
Equipment sales													8,215	7,886	6,016
Cost of equipments and handsets													(6,684)	(6,188)	(4,595)
Total income for sale of equipment and handsets													1,531	1,698	1,421
Total operating income before depreciation and amortization													19,356	14,424	10,866
D&A													(6,928)	(6,198)	(4,438)
Disposals and impairment of PP&E													(316)	(383)	(199)
Operating income	$ 3,094	$ 3,167	$ 2,958	$ 2,893	$ 2,320	$ 1,802	$ 1,724	$ 1,997	$ 1,770	$ 1,311	$ 1,468	$ 1,680	12,112	7,843	6,229
Operating segment
Services revenues and other income
Third party revenues															34,524
Third party operating expenses															(25,079)
Eliminations
Services revenues and other income
Third party revenues													(2,737)	(2,105)	(1,971)
Third party operating expenses													2,737	2,105	1,971
Fixed services
Services revenues and other income
Third party revenues													19,868	14,989
Third party operating expenses													(18,262)	(13,464)
Equipments revenues
Equipment sales													663	91	61
Cost of equipments and handsets													(524)	(136)	(82)
Total income for sale of equipment and handsets													139	(45)	(21)
Total operating income before depreciation and amortization													1,745	1,480	830
Operating income													(512)	(416)	(787)
Fixed services | Operating segment
Services revenues and other income
Third party revenues															10,714
Third party operating expenses															(9,863)
Subtotal income for services revenues and other													3,711	3,314	2,548
Equipments revenues
Equipment sales													663	91	61
Cost of equipments and handsets													(524)	(136)	(82)
Total income for sale of equipment and handsets													139	(45)	(21)
Total operating income before depreciation and amortization													3,850	3,269	2,527
D&A													(2,236)	(1,897)	(1,526)
Disposals and impairment of PP&E													(21)	1	(91)
Operating income													1,593	1,373	910
Fixed services | Eliminations
Services revenues and other income
Third party revenues													(2,421)	(1,947)	(1,834)
Third party operating expenses													316	158	137
Equipments revenues
Operating income													(2,105)	(1,789)	(1,697)
Mobile Services
Services revenues and other income
Third party revenues													37,236	30,448
Third party operating expenses													(21,017)	(19,247)
Equipments revenues
Equipment sales													7,552	7,795	5,955
Total operating income before depreciation and amortization													17,611	12,944	10,036
Operating income													12,624	8,259	7,016
Mobile Services | Operating segment
Services revenues and other income
Third party revenues															23,810
Third party operating expenses															(15,216)
Subtotal income for services revenues and other													14,114	9,412	6,897
Equipments revenues
Equipment sales													7,552	7,795	5,955
Cost of equipments and handsets													(6,160)	(6,052)	(4,513)
Total income for sale of equipment and handsets													1,392	1,743	1,442
Total operating income before depreciation and amortization													15,506	11,155	8,339
D&A													(4,692)	(4,301)	(2,912)
Disposals and impairment of PP&E													(295)	(384)	(108)
Operating income													10,519	6,470	5,319
Mobile Services | Eliminations
Services revenues and other income
Third party revenues													(316)	(158)	(137)
Third party operating expenses													2,421	1,947	1,834
Equipments revenues
Operating income													$ 2,105	$ 1,789	$ 1,697